Capital increase (Tables)	6 Months Ended
Jun. 30, 2018
Capital increase
Schedule of history of the share capital

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price warrants	Closing share price on date of capital increase
					( in Euro/ warrant)	( in Euro/ share)
On January 1, 2018	50,936,778	€233,414	€993,025	€1,226,439

March 20, 2018 : exercise of warrants	298,184	1,613	2,311	3,924	13.16	83.72

June 20, 2018 : exercise of warrants	102,801	556	781	1,337	13.01	85.00

On June 30, 2018	51,337,763	€235,583	€996,117	€1,231,700